Filed Pursuant to Rule 485(b)

Registration No. 2-71299

811-3153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 237	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 243	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206-505-7877

Mary Beth Rhoden Albaneze Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor Boston, Massachusetts 02110 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 24, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 236 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 237 to Registration Nos. 2-71299 and 811-3153. This Post-Effective Amendment No. 237 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 236. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before September 24, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 237 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, and State of Washington, on this 25th day of August, 2017.

RUSSELL INVESTMENT COMPANY
Registrant

By:	*
Mark Spina, President and Chief Executive Officer

/s/ Mary Beth Albaneze
*† By Mary Beth Albaneze
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on August 25, 2017.

Signatures	Signatures

*	†
Mark Spina, Trustee, President and Chief Executive Officer	Mark E. Swanson, Treasurer and Chief Accounting Officer

†	†
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

†	†
Cheryl Burgermeister, Trustee	Daniel P. Connealy, Trustee

†	†
Katherine W. Krysty, Trustee	Raymond P. Tennison, Jr., Trustee

†
Jack R. Thompson, Trustee

/s/ Mary Beth Albaneze
*† By Mary Beth Albaneze Attorney-in-fact

*	Executed pursuant to a power of attorney filed with Post-Effective Amendment No. 235 to Registration Statement Nos. 2-71299 and 811-3153.
†	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 223 to Registration Statement Nos. 2-71299 and 811-3153.